Accounts Payable (Details) - Schedule of Concentration Analysis of the Suppliers	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Concentration Analysis of the Suppliers [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Supplier A [Member]
Schedule of Concentration Analysis of the Suppliers [Line Items]
Concentration risk percentage				39.00%	54.00%
Supplier B [Member]
Schedule of Concentration Analysis of the Suppliers [Line Items]
Concentration risk percentage	62.00%	3.00%	40.00%	32.00%	39.00%
Supplier C [Member]
Schedule of Concentration Analysis of the Suppliers [Line Items]
Concentration risk percentage	0.00%	7.00%	6.00%	20.00%	7.00%
Supplier D [Member]
Schedule of Concentration Analysis of the Suppliers [Line Items]
Concentration risk percentage			2.00%	9.00%	0.00%